Summary of Interest Income and Expense by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 29,581	$ 35,833	$ 41,944
Interest expense		5,450	11,336	$ 18,123
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		25,641	30,933
Interest expense		3,394	6,547
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		576	1,543
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		26,217	32,476
Interest expense		3,394	6,547
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		3,364	3,357
Interest expense		$ 2,056	$ 4,789

[1]	Includes $26,217 million for the year ended October 31, 2021 (October 31, 2020 – $32,476 million; October 31, 2019 – $34,828 million), which has been calculated based on the effective interest rate method (EIRM).